CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 376		$ 123				$ 905
Accounts receivable, net	2,065		3,601	$ 5,632	$ 8,707		15,143	$ 27,810
Other current assets	1,287		562				340
Due from MSAs							5,006
Assets held for sale		$ 0	2,437				1,867
Total current assets	3,728		6,723	13,957	17,522		23,261
Equity method investments	175		175				310	525
Fixed assets							6
Operating lease right of use asset, net	537		616				672
Total assets	4,440		7,514	14,911	19,868		24,249
Current liabilities
Accounts payable and accrued liabilities	7,788		7,411				2,919
Current portion of debt	13,426		13,679				965
Current portion of lease liability	388		621				550
Current portion of acquisition liability	403		454				306
Other current liabilities	54		53				231
Total current liabilities	22,751		22,218				4,971
Lease liability, net of current portion	235		505				964
Debt, net of current portion							11,874
Acquisition liability, net of current portion	64		126				179
Deferred income taxes, net							796
Total liabilities	23,050		22,849	20,745	18,304	$ 18,558	18,784
Commitments and contingencies (Note 15)
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock: $0.001 par value; 500,000 shares authorized; 373,359 and 58,394 shares issued and outstanding, as of December 31, 2023 and 2022, respectively	8		7				1
Additional paid-in capital	55,799		55,292	55,331	55,290	50,289	50,020
Accumulated deficit	(74,417)		(70,634)	(61,192)	(53,752)	(47,700)	(44,556)
Total shareholders' deficit	(18,610)		(15,335)	(5,834)	1,564	2,611	5,465	$ 28,956
Total liabilities and shareholders' deficit	$ 4,440		$ 7,514	$ 14,911	$ 19,868	$ 21,169	$ 24,249